Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans [Abstract]
Schedule Of Projected Benefit Obligation And Changes In Plan Assets For The Defined Benefit Pension Plan

(in Thousands of Dollars)	2019	2018

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$(7,186)	$(8,465)
Service cost	(55)	(64)
Interest cost	(312)	(279)
Actuarial gain (loss)	(515)	1,040
Benefits paid	553	582
Benefit obligation at end of year	$(7,515)	$(7,186)

Change in plan assets:

Fair value of plan assets at beginning of year	$6,136	$7,110
Actual return on plan assets	1,275	(401)
Benefits paid	(558)	(573)
Fair value of assets at end of year	6,853	6,136
Funded status at end of year	$(662)	$(1,050)

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income

	2019	2018
Transition asset	$-	$-
Prior service credit	-	-
Gain	375	207
Total	$375	$207

Components Of Net Pension Cost (Income)

	2019	2018

Service cost benefits earned during the period	$55	$64
Interest cost on projected benefit obligation	312	279
Actual return on assets	(379)	(441)
Net amortization and deferral	-	-

NET PERIODIC PENSION COST (INCOME)	$(12)	$(98)

Schedule of Weighted Average Assumptions Used to Determine the Benefit Obligation and the Net Periodic Cost

The weighted average assumptions used to determine the benefit obligation at December 31 are as follows:

	2019	2018

Discount rate	3.55%	4.54%

    The weighted average assumptions used to determine the net periodic pension cost at December 31 are as follows:

	2019	2018

Discount rate	4.54%	3.43%
Expected long-term return on plan assets	6.50%	6.50%
Rate of compensation increase	0.00%	0.00%

Schedule Of Target Asset Allocations

	2019	2018

Cash equivalents	0.0%	4.2%
Equity securities	31.7%	46.1%
Fixed income securities	57.7%	45.8%
Other	10.6%	3.9%
	100.0%	100.0%

Schedule of Asset Allocation and Fair Value of Plan Assets

	December 31, 2019
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Cash (including foreign currencies)	$6	$6	$-	$-
Equity securities:
Common stock	3,066	3,066	-	-
Depository receipts	47	47	-	-
Preferred stock	22	22	-	-
Fixed income securities:
Corporate bonds	678	-	678	-
Government issue	2,860	-	2,560	-
Collateralized mortgage obligations	174	-	174	-
Other	-	-	-	-
Total	$6,853	$3,141	$3,412	$-

	December 31, 2018
		Quoted Market	Other
		Price in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	(in thousands of dollars)

Cash equivalents:
Cash (including foreign currencies)	$6	$6	$-	$-
Short-term investment funds	0	-	0	-
Equity securities:
Common stock	2,475	2,475	-	-
Depository receipts	42	42	-	-
Commingled Pension Trust Fund	0	-	0	-
Preferred stock	20	20	-	-
Fixed income securities:
Corporate bonds	608	-	608	-
Government issue	2,228	-	2,228	-
Mortgage-backed securities	0	-	0	-
Collateralized mortgage obligations	156	-	156	-
Commingled Pension Trust Fund	0	-	0	-
Other	601	-	-	601
Total	$6,136	$2,543	$2,992	$601

Schedule of Changes in Level 3 Assets

	2019	2018

Balance, January 1	$601	$255
Realized gain	187	-
Purchase	-	-
Sales	(610)	-
Unrealized gain (loss)	(178)	346
Balance, December 31	$-	$601